QRAFT AI-Enhanced U.S. Next Value ETF SCHEDULE OF INVESTMENTS	July 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.7%
COMMUNICATION SERVICES – 2.3%
Gray Television, Inc., Class A	2,079	$34,927
Nexstar Media Group, Inc., Class A	300	56,511
TEGNA, Inc.	1,630	34,132
		125,570
CONSUMER DISCRETIONARY – 5.0%
Century Communities, Inc.	298	15,249
Group 1 Automotive, Inc.	112	19,815
Lithia Motors, Inc., Class A	149	39,527
MDC Holdings, Inc.	1,175	42,594
Meritage Homes Corp.*	412	36,379
Penske Automotive Group, Inc.	339	38,812
Taylor Morrison Home Corp.*	567	16,273
Toll Brothers, Inc.	555	27,295
Tri Pointe Homes, Inc.*	2,035	37,688
		273,632
CONSUMER STAPLES – 2.2%
Tyson Foods, Inc., Class A	1,258	110,717
Universal Corp./VA	219	12,244
		122,961
ENERGY – 12.4%
Civitas Resources, Inc.	527	31,072
Coterra Energy, Inc.	3,969	121,412
Energy Transfer LP	13,142	148,636
Euronav NV	1,270	17,208
Frontline Ltd.*	2,064	19,794
HF Sinclair Corp.	970	46,385
Murphy Oil Corp.	697	24,492
NuStar Energy LP	687	10,394
Plains All American Pipeline LP	3,700	40,848
Plains GP Holdings LP, Class A*	1,341	15,006
Valero Energy Corp.	1,696	187,866
World Fuel Services Corp.	762	21,123
		684,236
FINANCIALS – 40.0%
American Equity Investment Life Holding Co.	835	31,363
American International Group, Inc.	3,265	169,029
Ameris Bancorp	319	15,085
Associated Banc-Corp.	879	17,668
Assured Guaranty Ltd.	343	20,028
Atlantic Union Bankshares Corp.	344	11,899
Axis Capital Holdings Ltd.	371	18,732
Banner Corp.	254	15,745
Cadence Bank	1,030	26,883
Citizens Financial Group, Inc.	2,073	78,712
CNA Financial Corp.	1,452	61,594
Columbia Banking System, Inc.	382	11,525

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Encore Capital Group, Inc.*	1,157	$83,802
Enstar Group Ltd.*	124	24,542
First Financial Bancorp	629	14,052
First Merchants Corp.	307	12,750
Flagstar Bancorp, Inc.	702	28,922
FNB Corp./PA	3,125	37,375
FS KKR Capital Corp.	1,618	35,062
Fulton Financial Corp.	1,136	18,960
Genworth Financial, Inc., Class A*	6,650	28,262
Hope Bancorp, Inc.	650	9,776
Horace Mann Educators Corp.	480	16,440
Independent Bank Group, Inc.	246	17,397
Invesco Ltd.	2,031	36,030
Jefferies Financial Group, Inc.	1,104	35,957
Kemper Corp.	738	34,538
Lincoln National Corp.	996	51,135
M&T Bank Corp.	749	132,910
MetLife, Inc.	3,849	243,449
Nelnet, Inc., Class A	258	24,533
New York Community Bancorp, Inc.	4,225	44,869
Old National Bancorp	1,354	23,573
Prosperity Bancshares, Inc.	540	40,009
Provident Financial Services, Inc.	383	9,330
Prudential Financial, Inc.	1,597	159,684
Radian Group, Inc.	1,245	27,851
Reinsurance Group of America, Inc.	384	44,460
Renasant Corp.	281	9,385
SouthState Corp.	363	30,772
Towne Bank/Portsmouth VA	395	11,799
Truist Financial Corp.	5,197	262,293
Trustmark Corp.	394	12,793
United Bankshares, Inc./WV	933	36,144
Unum Group	1,975	63,575
Valley National Bancorp	3,026	35,374
WesBanco, Inc.	285	9,724
White Mountains Insurance Group Ltd.	21	26,028
		2,211,818
HEALTH CARE – 20.7%
Bio-Rad Laboratories, Inc., Class A*	131	73,787
Centene Corp.*	2,548	236,888
Cigna Corp.	1,478	406,982
CVS Health Corp.	4,434	424,245
		1,141,902
INDUSTRIALS – 6.9%
AerCap Holdings NV*	1,237	55,492
Air Lease Corp.	1,538	57,075
Boise Cascade Co.	262	18,526
CACI International, Inc., Class A*	249	75,270

QRAFT AI-Enhanced U.S. Next Value ETF SCHEDULE OF INVESTMENTS (Concluded)	July 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
CoreCivic, Inc.*	992	$10,684
Danaos Corp.	211	15,430
GATX Corp.	228	22,857
ManTech International Corp., Class A	494	47,335
Trinity Industries, Inc.	472	12,248
UniFirst Corp./MA	76	14,888
WESCO International, Inc.*	397	50,753
		380,558
INFORMATION TECHNOLOGY – 5.2%
Arrow Electronics, Inc.*	445	57,036
Avnet, Inc.	502	24,031
Global Payments, Inc.	1,160	141,891
TD SYNNEX Corp.	653	65,574
		288,532
MATERIALS – 4.4%
Eldorado Gold Corp.*	3,067	18,893
Greif, Inc., Class A	680	48,021
Reliance Steel & Aluminum Co.	399	75,910
Westlake Corp.	560	54,510
Westrock Co.	1,136	48,121
		245,455
REAL ESTATE – 0.6%
Sabra Health Care REIT, Inc., REIT	1,125	17,314
SL Green Realty Corp., REIT	349	17,328
		34,642
TOTAL COMMON STOCKS
(Cost $5,345,780)		5,509,306

SHORT-TERM INVESTMENTS – 0.3%

Invesco Government & Agency Portfolio - Institutional Class, 1.90%(a)	15,228	15,228
TOTAL SHORT TERM INVESTMENTS
(Cost $15,228)		15,228
TOTAL INVESTMENTS – 100.0%
(Cost $5,361,008)		5,524,534
Other Assets in Excess of Liabilities – 0.0%		1,688
TOTAL NET ASSETS – 100.0%		$5,526,222

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust